Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2020
Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 300,000
Notes Payable, Related Parties	$ 118,000	$ 109,000					$ 109,000
Maximum amount of loans payable to related party convertible in to shares.		$ 1,500,000	$ 1,500,000		$ 1,500,000		$ 1,500,000
Number of units sold		957,500
Purchase price, per unit		$ 10.00	$ 10.00		$ 10.00		$ 10.00
Proceeds received from private placement					$ 10,475,000
Due to Related Parties, Current			$ 15,080		15,080
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party			149,000	$ 36,000	359,000	$ 182,000	$ 481,000
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Professional fees			23,000	$ 23,000	38,000	$ 24,000	$ 39,000	$ 229,000
Working capital loans warrant | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties			$ 0		$ 0
Over-allotment option | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of units sold	4,500,000
Purchase price, per unit	$ 10.00
Proceeds received from private placement		$ 9,600,000
Private Placement | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Price of warrant	$ 10.00
Number of units sold		1,047,500			1,047,500
Purchase price, per unit		$ 10.00	$ 10.00		$ 10.00		$ 10.00
Proceeds received from private placement		$ 10,500,000			$ 10,500,000
Sponsor | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		30 days			30 days
Affiliate of the Company | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 0	$ 15,000		$ 15,000		$ 0